Condensed Consolidated Unaudited Interim Statements of Comprehensive Income (Loss) € in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 EUR (€) € / shares	Jun. 30, 2017 EUR (€) € / shares	Dec. 31, 2017 EUR (€) € / shares [1]
Statement Line Items [Line Items]
Revenues | €			€ 8,151	€ 6,768	€ 13,636
Operating expenses | €			(2,610)	(863)	(2,549)
Depreciation and amortization expenses | €			(2,767)	(2,198)	(4,518)
Gross profit | €			2,774	3,707	6,569
Project development costs | €			(1,771)	(1,431)	(2,739)
General and administrative expenses | €			(1,977)	(1,210)	(2,420)
Share of profits (loss) of equity accounted investee | €			501	(73)	1,531
Other income, net | €			73	9	18
Operating Profit (Loss) | €			(400)	1,002	2,959
Financing income | €			1,588	291	1,333
Financing income (expenses) in connection with derivatives, net | €			285	(1,590)	(3,156)
Financing expenses | €			(2,789)	(4,463)	(7,405)
Financing expenses, net | €			(916)	(5,762)	(9,228)
Loss before taxes on income | €			(1,316)	(4,760)	(6,269)
Tax benefit (Taxes on income) | €			182	(649)	(372)
Loss for the period | €			(1,134)	(5,409)	(6,641)
Loss attributable to:
Owners of the Company | €			(898)	(5,166)	(6,115)
Non-controlling interests | €			(236)	(243)	(526)
Loss for the period | €			(1,134)	(5,409)	(6,641)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign Operations | €			(799)	214	(359)
Effective portion of change in fair value of cash flow Hedges | €			(724)	(126)	(1,244)
Net change in fair value of cash flow hedges transferred to profit or loss | €			478	618	1,382
Total other comprehensive loss | €			(1,045)	706	(221)
Total comprehensive loss for the period | €			€ (2,179)	€ (4,703)	€ (6,862)
Basic loss per share | € / shares			€ (0.08)	€ (0.49)	€ (0.57)
Diluted loss per share | € / shares			€ (0.08)	€ (0.49)	€ (0.57)
USD [Member]
Statement Line Items [Line Items]
Revenues | $	[2]	$ 9,502
Operating expenses | $	[2]	(3,043)
Depreciation and amortization expenses | $	[2]	(3,226)
Gross profit | $	[2]	3,233
Project development costs | $	[2]	(2,065)
General and administrative expenses | $	[2]	(2,305)
Share of profits (loss) of equity accounted investee | $	[2]	584
Other income, net | $	[2]	85
Operating Profit (Loss) | $	[2]	(468)
Financing income | $	[2]	1,851
Financing income (expenses) in connection with derivatives, net | $	[2]	332
Financing expenses | $	[2]	(3,251)
Financing expenses, net | $	[2]	(1,068)
Loss before taxes on income | $	[2]	(1,536)
Tax benefit (Taxes on income) | $	[2]	212
Loss for the period | $	[2]	(1,324)
Loss attributable to:
Owners of the Company | $	[2]	(1,048)
Non-controlling interests | $	[2]	(276)
Loss for the period | $	[2]	(1,324)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign Operations | $	[2]	(931)
Effective portion of change in fair value of cash flow Hedges | $	[2]	(844)
Net change in fair value of cash flow hedges transferred to profit or loss | $	[2]	557
Total other comprehensive loss | $	[2]	(1,218)
Total comprehensive loss for the period | $	[2]	$ (2,542)
Basic loss per share | $ / shares	[2]	$ (0.1)
Diluted loss per share | $ / shares	[2]	$ (0.1)

[1]	The data was taken from the audited annual financial statements.
[2]	Convenience translation into US$ (exchange rate as at June 30, 2018: euro 1 = US$ 1.166)